INCOME AND MINING TAXES - Components of net deferred income tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
INCOME AND MINING TAXES
Net deferred tax assets	$ 11,574	$ 133,608
Mining Properties
INCOME AND MINING TAXES
Net deferred tax assets	(26,627)	9,439
Net operating loss carry forwards
INCOME AND MINING TAXES
Net deferred tax assets	13,466	107,489
Mining taxes
INCOME AND MINING TAXES
Net deferred tax assets	1,995
Reclamation provisions and other labilities
INCOME AND MINING TAXES
Net deferred tax assets	$ 22,740	$ 16,680